Income taxes (Details 4) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	₨ 10,774	$ 129	₨ 7,196
Deferred tax assets after set off	10,774		7,196
Deferred tax liabilities	(909)	$ (11)	(833)
Deferred tax liabilities after set off	(909)		(833)
Inventories [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	4,394		3,390
Deferred tax liabilities	(22)		(27)
Trade and other receivables [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	5,815		2,818
Deferred tax liabilities			(10)
Operating/other tax loss carry-forward [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	2,398		2,086
Other current assets and other current liabilities, net [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	747		971
Deferred tax liabilities	(102)		(36)
Lease Liabilities [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	854		539
Property, plant and equipment [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	690		950
Deferred tax liabilities	(4,311)		(4,201)
Right of use asset [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	(750)		(427)
Other intangible assets [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	195		249
Deferred tax liabilities	(93)		(111)
Others [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	833		571
Deferred tax liabilities	(783)		(399)
Tax assets/(liabilities) [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	15,926		11,574
Deferred tax liabilities	(6,061)		(5,211)
Set-off of taxes [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets set off	(5,152)		(4,378)
Deferred tax liabilities set off	₨ 5,152		₨ 4,378